Operating Expenses by Nature (Tables)	6 Months Ended
Jun. 30, 2023
Operating Expenses by Nature
Schedule of operating expenses by nature

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Employee costs [2,3]	$4,059	$2,721	$7,223	$5,430
Office, insurance and other expenses	1,295	883	2,459	1,778
Professional services [3]	519	776	3,345	1,298
Amortization	93	92	184	189
Total operating expenses	$5,966	$4,472	$13,211	$8,695
1	Includes general administration costs and business development costs.
2	Includes share-based compensation expense of $1,276 for the three months ended June 30, 2023 (2022: $1,230) and $2,902 for the six months ended June 30, 2023 (2022: $2,566).
3	Certain costs have been presented within business development costs due to their nature.